First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.3%
	Australia — 10.5%
43,974	ALS Ltd. (AUD) (c)	$361,293
48,926	BHP Group Ltd. (AUD) (c)	1,496,848
66,632	Charter Hall Group (AUD) (c)	519,711
190,430	Charter Hall Long Wale REIT (AUD) (c)	463,680
58,060	Coles Group Ltd. (AUD) (c)	602,512
4,214	Commonwealth Bank of Australia (AUD) (c)	321,337
54,166	Fortescue Ltd. (AUD) (c)	1,046,856
67,510	Goodman Group (AUD) (c)	1,120,613
135,189	Harvey Norman Holdings Ltd. (AUD) (c)	388,509
50,109	Iluka Resources Ltd. (AUD) (c)	234,039
242,831	Incitec Pivot Ltd. (AUD) (c)	424,076
15,684	JB Hi-Fi Ltd. (AUD) (c)	583,485
179,845	Medibank Pvt Ltd. (AUD) (c)	450,269
199,349	Metcash Ltd. (AUD) (c)	472,890
39,522	Nine Entertainment Co. Holdings Ltd. (AUD) (c)	50,707
10,412	Rio Tinto Ltd. (AUD) (c)	895,928
35,483	Sonic Healthcare Ltd. (AUD) (c)	739,830
241,510	South32 Ltd. (AUD) (c)	522,923
195,337	Stockland (AUD) (c)	576,853
362,073	Vicinity Ltd. (AUD) (c)	480,619
171,011	Viva Energy Group Ltd. (AUD) (c) (d) (e)	389,541
25,812	Wesfarmers Ltd. (AUD) (c)	977,166
13,191	Woodside Energy Group Ltd. (AUD) (c)	275,907
		13,395,592
	Austria — 1.1%
65,308	Telekom Austria AG (EUR)	568,859
39,562	UNIQA Insurance Group AG (EUR) (c)	331,941
14,511	Wienerberger AG (EUR) (c)	491,747
		1,392,547
	Belgium — 0.3%
36,354	Proximus SADP (EUR) (c)	344,974
	Bermuda — 0.2%
19,262	Orient Overseas International Ltd. (HKD) (c)	287,547
	Canada — 3.4%
29,196	ARC Resources Ltd. (CAD)	453,429
93,897	B2Gold Corp. (CAD)	261,902
11,693	Canadian Natural Resources Ltd. (CAD)	748,310
18,674	Emera, Inc. (CAD)	659,899
1,363	George Weston Ltd. (CAD)	173,664
14,023	Northland Power, Inc. (CAD)	258,045
23,084	Pembina Pipeline Corp. (CAD)	795,136
Shares	Description	Value

	Canada (Continued)
18,406	Suncor Energy, Inc. (CAD)	$609,495
4,738	West Fraser Timber Co., Ltd. (CAD)	376,763
		4,336,643
	Cayman Islands — 0.6%
150,500	CK Hutchison Holdings Ltd. (HKD) (c)	777,306
	Denmark — 2.3%
271	AP Moller - Maersk A.S., Class A (DKK) (c)	491,396
295	AP Moller - Maersk A.S., Class B (DKK) (c)	543,921
16,793	Novo Nordisk A.S., Class B (DKK) (c)	1,919,515
		2,954,832
	Finland — 0.7%
6,835	Elisa Oyj (EUR) (c)	311,411
13,236	Orion Oyj, Class B (EUR) (c)	609,353
		920,764
	France — 8.5%
34,121	AXA S.A. (EUR) (c)	1,145,278
30,097	Carmila S.A. (EUR) (c)	534,791
454	Christian Dior SE (EUR) (c)	359,651
10,679	Covivio S.A. (EUR) (c)	517,117
66,386	Credit Agricole S.A. (EUR) (c)	950,966
551	Hermes International SCA (EUR) (c)	1,162,418
13,665	La Francaise des Jeux SAEM (EUR) (c) (d) (e)	553,890
1,539	LVMH Moet Hennessy Louis Vuitton SE (EUR) (c)	1,280,533
33,312	Metropole Television S.A. (EUR) (c)	472,446
2,964	Sanofi S.A. (EUR) (c)	296,830
33,337	TotalEnergies SE (EUR) (c)	2,162,748
10,640	Vinci S.A. (EUR) (c)	1,344,064
		10,780,732
	Germany — 8.5%
6,515	Allianz SE (EUR) (c)	1,740,645
16,879	Bayer AG (EUR) (c)	525,215
9,194	Bayerische Motoren Werke AG (EUR) (c)	956,660
69,292	Deutsche Bank AG (EUR) (c)	895,092
23,402	Deutsche Post AG (EUR) (c)	1,120,814
63,015	Deutsche Telekom AG (EUR) (c)	1,546,875
64,719	E.ON SE (EUR) (c)	875,597
26,328	Fresenius SE & Co. KGaA (EUR) (c)	739,099
1,808	Hapag-Lloyd AG (EUR) (c) (d) (e)	270,735

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
16,566	Mercedes-Benz Group AG (EUR) (c)	$1,118,412
3,374	SAP SE (EUR) (c)	584,531
2,449	Siemens AG (EUR) (c)	438,428
		10,812,103
	Greece — 0.7%
30,888	Eurobank Ergasias Services and Holdings S.A. (EUR) (c) (f)	59,535
23,320	Hellenic Telecommunications Organization S.A. (EUR) (c)	323,794
27,448	OPAP S.A. (EUR)	475,200
		858,529
	Guernsey — 0.4%
10,539	Shurgard Self Storage Ltd. (EUR) (c)	488,817
	Hong Kong — 0.2%
26,718	AIA Group Ltd. (HKD) (c)	209,534
	Israel — 0.6%
11,367	First International Bank Of Israel Ltd. (ILS) (c)	455,852
80,138	ICL Group Ltd. (ILS) (c)	364,491
		820,343
	Italy — 3.9%
25,371	ACEA S.p.A (EUR) (c)	400,368
20,781	Azimut Holding S.p.A. (EUR) (c)	579,346
53,691	Banca Mediolanum S.p.A (EUR) (c)	549,457
107,060	Banca Popolare di Sondrio S.p.A. (EUR) (c)	813,439
61,184	Eni S.p.A. (EUR) (c)	975,351
93,460	Pirelli & C S.p.A. (EUR) (c) (d) (e)	506,497
59,675	Poste Italiane S.p.A. (EUR) (c) (d) (e)	647,092
85,462	Unipol Gruppo S.p.A. (EUR) (c)	530,683
		5,002,233
	Japan — 24.5%
32,900	Advantest Corp. (JPY) (c)	1,309,349
30,700	Bandai Namco Holdings, Inc. (JPY) (c)	664,733
27,500	Chugai Pharmaceutical Co., Ltd. (JPY) (c)	989,181
3,700	Disco Corp. (JPY) (c)	998,405
3,100	Fast Retailing Co., Ltd. (JPY) (c)	827,629
108,600	Honda Motor Co., Ltd. (JPY) (c)	1,213,938
8,000	Hoya Corp. (JPY) (c)	1,016,234
28,200	ITOCHU Corp. (JPY) (c)	1,279,832
740	Japan Metropolitan Fund Invest (JPY) (c)	502,344
Shares	Description	Value

	Japan (Continued)
42,600	Japan Tobacco, Inc. (JPY) (c)	$1,122,825
30,800	KDDI Corp. (JPY) (c)	1,020,560
408	KDX Realty Investment Corp. (JPY) (c)	442,575
9,900	Lawson, Inc. (JPY) (c)	566,657
79,500	Mitsubishi Corp. (JPY) (c)	1,370,178
193,200	Mitsubishi UFJ Financial Group, Inc. (JPY) (c)	1,809,618
16,700	Mitsui OSK Lines Ltd. (JPY) (c)	599,872
58,000	Mizuho Financial Group, Inc. (JPY) (c)	1,053,371
23,600	MS&AD Insurance Group Holdings, Inc. (JPY) (c)	974,556
15,750	Nintendo Co., Ltd. (JPY) (c)	879,967
698,300	Nippon Telegraph & Telephone Corp. (JPY) (c)	876,894
27,200	Nippon Yusen KK (JPY) (c)	937,335
8,400	Nissan Chemical Corp. (JPY) (c)	335,016
17,300	Niterra Co., Ltd. (JPY) (c)	465,865
11,500	Nitto Denko Corp. (JPY) (c)	954,016
4,000	Obic Co., Ltd. (JPY) (c)	614,439
5,300	Oracle Corp Japan (JPY) (c)	417,689
50,300	ORIX Corp. (JPY) (c)	971,256
34,100	Recruit Holdings Co., Ltd. (JPY) (c)	1,346,906
8,000	SCREEN Holdings Co., Ltd. (JPY) (c)	784,475
19,900	Sega Sammy Holdings, Inc. (JPY) (c)	292,880
32,000	Sekisui House Ltd. (JPY) (c)	722,374
11,700	Shinko Electric Industries Co., Ltd. (JPY) (c)	432,574
14,300	Shionogi & Co., Ltd. (JPY) (c)	686,349
40,700	SoftBank Corp. (JPY) (c)	540,734
600	Sojitz Corp. (JPY) (c)	14,161
29,000	Takeda Pharmaceutical Co., Ltd. (JPY) (c)	852,324
23,100	Tokyo Gas Co., Ltd. (JPY) (c)	530,651
20,800	USS Co., Ltd. (JPY) (c)	393,357
15,500	ZOZO, Inc. (JPY) (c)	339,396
		31,150,515
	Jersey — 0.4%
172,050	Man Group PLC (GBP) (c)	514,388
	Luxembourg — 0.4%
69,101	B&M European Value Retail S.A. (GBP) (c)	452,868
	Netherlands — 2.8%
2,519	ASML Holding N.V. (EUR) (c)	2,185,446

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands (Continued)
2,142	Ferrari N.V. (EUR) (c)	$746,992
187,862	Koninklijke KPN N.V. (EUR) (c)	639,055
		3,571,493
	New Zealand — 0.8%
291,393	Genesis Energy Ltd. (NZD) (c)	451,050
166,735	Spark New Zealand Ltd. (NZD) (c)	540,969
		992,019
	Norway — 1.0%
31,961	Equinor ASA (NOK) (c)	914,631
9,039	Yara International ASA (NOK) (c)	298,763
		1,213,394
	Portugal — 0.5%
92,878	Navigator (The) Co., S.A. (EUR) (c)	382,705
73,224	NOS SGPS S.A. (EUR)	259,556
		642,261
	Singapore — 0.8%
216,600	Keppel DC REIT (SGD) (c)	271,968
143,300	Singapore Airlines Ltd. (SGD) (c)	711,238
		983,206
	Spain — 2.5%
132,185	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (c)	1,237,172
17,438	Cia de Distribucion Integral Logista Holdings S.A. (EUR) (c)	493,232
37,055	Endesa S.A. (EUR) (c)	734,129
30,930	Inmobiliaria Colonial Socimi S.A. (EUR) (c)	185,960
32,398	Redeia Corp. S.A. (EUR) (c)	539,104
		3,189,597
	Sweden — 0.8%
4,501	Boliden AB (SEK) (c)	119,468
168,280	Telefonaktiebolaget LM Ericsson, Class B (SEK) (c)	932,857
		1,052,325
	Switzerland — 6.8%
33,655	ABB Ltd. (CHF) (c)	1,424,005
34,096	EFG International AG (CHF) (c)	437,844
2,763	Kuehne + Nagel International AG (CHF) (c)	936,325
14,713	Nestle S.A. (CHF) (c)	1,676,555
25,285	Novartis AG (CHF) (c)	2,614,818
2,057	Roche Holding AG (CHF) (c)	623,122
Shares	Description	Value

	Switzerland (Continued)
5,057	Sandoz Group AG (CHF) (c) (f)	$173,430
8,780	SGS S.A. (CHF) (c)	811,324
		8,697,423
	United Kingdom — 16.1%
37,078	3i Group PLC (GBP) (c)	1,160,724
14,533	Admiral Group PLC (GBP) (c)	462,107
325,384	Airtel Africa PLC (GBP) (c) (d) (e)	462,106
5,829	AstraZeneca PLC (GBP) (c)	772,790
524,171	Barclays PLC (GBP) (c)	974,081
89,673	Barratt Developments PLC (GBP) (c)	611,151
24,072	Big Yellow Group PLC (GBP) (c)	348,081
55,828	BP PLC (GBP) (c)	326,058
33,367	British American Tobacco PLC (GBP) (c)	983,779
178,344	BT Group PLC (GBP) (c)	252,665
74,354	Evraz PLC (GBP) (c) (f) (g) (h)	0
36,709	Hargreaves Lansdown PLC (GBP) (c)	354,220
82,377	HSBC Holdings PLC (GBP) (c)	643,174
54,072	IG Group Holdings PLC (GBP) (c)	485,898
38,392	Imperial Brands PLC (GBP) (c)	921,604
31,680	Inchcape PLC (GBP) (c)	272,788
60,108	Investec PLC (GBP) (c)	391,334
120,320	J Sainsbury PLC (GBP) (c)	410,792
294,318	Legal & General Group PLC (GBP) (c)	946,656
29,815	Mondi PLC (GBP)	534,265
77,278	National Grid PLC (GBP) (c)	1,029,273
275,015	NatWest Group PLC (GBP) (c)	776,130
35,072	Persimmon PLC (GBP) (c)	645,959
20,940	Rio Tinto PLC (GBP) (c)	1,449,453
42,783	Safestore Holdings PLC (GBP) (c)	445,552
50,459	Shell PLC (GBP) (c)	1,564,345
345,112	Taylor Wimpey PLC (GBP) (c)	644,320
32,049	Unilever PLC (GBP) (c)	1,559,510
199,117	Virgin Money UK PLC (GBP) (c)	393,271
46,954	Vistry Group PLC (GBP) (c)	593,935
		20,416,021

	Total Investments — 99.3%	126,258,006
	(Cost $112,223,060)
	Net Other Assets and Liabilities — 0.7%	831,843
	Net Assets — 100.0%	$127,089,849

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2024, securities
noted as such are valued at $120,083,483 or 94.5% of net
assets. Certain of these securities are fair valued using a
factor provided by a third-party pricing service due to the
change in value between the foreign markets’ close and the
New York Stock Exchange close exceeding a certain
threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar

Sector Allocation	% of Total Long-Term Investments
Financials	18.4%
Consumer Discretionary	13.7
Industrials	12.3
Health Care	10.0
Materials	8.1
Energy	7.3
Communication Services	7.2
Consumer Staples	6.7
Information Technology	6.5
Real Estate	5.5
Utilities	4.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	30.1%
JPY	24.7
GBP	16.9
AUD	10.6
CHF	6.9
CAD	3.4
DKK	2.3
HKD	1.0
NOK	1.0
SEK	0.8
NZD	0.8
SGD	0.8
ILS	0.7
Total	100.0%

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Austria	$ 1,392,547	$ 568,859	$ 823,688	$ —
Canada	4,336,643	4,336,643	—	—
Greece	858,529	475,200	383,329	—
Portugal	642,261	259,556	382,705	—
United Kingdom	20,416,021	534,265	19,881,756	—**
Other Country Categories*	98,612,005	—	98,612,005	—
Total Investments	$126,258,006	$6,174,523	$120,083,483	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.1%
	Australia — 0.8%
866	Rio Tinto Ltd. (AUD) (c)	$74,517
	Austria — 2.1%
1,517	OMV AG (EUR) (c)	67,524
3,382	Raiffeisen Bank International AG (EUR) (c)	70,512
6,585	Telekom Austria AG (EUR)	57,358
		195,394
	Belgium — 0.3%
452	Cofinimmo S.A. (EUR) (c)	32,850
	Denmark — 7.0%
36	AP Moller - Maersk A.S., Class A (DKK) (c)	65,278
38	AP Moller - Maersk A.S., Class B (DKK) (c)	70,064
511	DSV A.S. (DKK) (c)	91,423
113	Genmab A.S. (DKK) (c) (d)	31,247
3,558	Novo Nordisk A.S., Class B (DKK) (c)	406,695
		664,707
	Finland — 1.0%
1,256	Orion Oyj, Class B (EUR) (c)	57,823
1,563	TietoEVRY Oyj (EUR) (c)	36,270
		94,093
	France — 14.1%
839	Amundi S.A. (EUR) (c) (e) (f)	56,748
3,704	Carrefour S.A. (EUR) (c)	63,235
76	Christian Dior SE (EUR) (c)	60,206
338	Cie de Saint-Gobain S.A. (EUR) (c)	23,899
1,009	Covivio S.A. (EUR) (c)	48,860
318	Dassault Aviation S.A. (EUR) (c)	60,232
29	Hermes International SCA (EUR) (c)	61,180
442	Ipsen S.A. (EUR) (c)	50,962
1,294	La Francaise des Jeux SAEM (EUR) (c) (e) (f)	52,450
332	LVMH Moet Hennessy Louis Vuitton SE (EUR) (c)	276,242
7,502	Orange S.A. (EUR) (c)	89,213
2,041	Rexel S.A. (EUR) (c)	54,358
389	Sanofi S.A. (EUR) (c)	38,956
198	Sartorius Stedim Biotech (EUR) (c)	53,348
3,434	TotalEnergies SE (EUR) (c)	222,782
1,052	Vinci S.A. (EUR) (c)	132,891
		1,345,562
	Germany — 12.5%
673	Allianz SE (EUR) (c)	179,809
Shares	Description	Value

	Germany (Continued)
952	Bayerische Motoren Werke AG (EUR) (c)	$99,058
550	Bayerische Motoren Werke AG (Preference Shares) (EUR) (c)	53,741
802	Brenntag SE (EUR) (c)	70,905
2,432	Deutsche Post AG (EUR) (c)	116,478
3,981	Deutsche Telekom AG (EUR) (c)	97,724
1,664	Mercedes-Benz Group AG (EUR) (c)	112,341
672	Nemetschek SE (EUR) (c)	62,008
450	SAP SE (EUR) (c)	77,961
152	Sartorius AG, (Preference Shares) (EUR) (c)	55,450
294	Siemens AG (EUR) (c)	52,633
999	Talanx AG (EUR) (c)	70,090
18,075	Telefonica Deutschland Holding AG (EUR) (c)	45,820
526	Volkswagen AG (Preference Shares) (EUR) (c)	67,651
308	Wacker Chemie AG (EUR) (c)	33,393
		1,195,062
	Greece — 1.0%
6,302	National Bank of Greece S.A. (EUR) (c) (d)	47,914
2,970	OPAP S.A. (EUR)	51,419
		99,333
	Israel — 0.5%
1,065	First International Bank Of Israel Ltd. (ILS) (c)	42,710
	Italy — 4.9%
31,045	A2A S.p.A. (EUR) (c)	61,552
2,252	Azimut Holding S.p.A. (EUR) (c)	62,783
15,724	BPER Banca (EUR) (c)	56,714
17,168	Enel S.p.A. (EUR) (c)	117,143
7,199	Eni S.p.A. (EUR) (c)	114,761
15,279	Hera S.p.A. (EUR) (c)	53,822
		466,775
	Jersey — 1.7%
2,793	Experian PLC (GBP) (c)	116,251
16,307	Man Group PLC (GBP) (c)	48,754
		165,005
	Luxembourg — 0.6%
8,082	B&M European Value Retail S.A. (GBP) (c)	52,967
	Netherlands — 6.4%
504	ASML Holding N.V. (EUR) (c)	437,262
126	Ferrari N.V. (EUR) (c)	43,941

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands (Continued)
684	OCI N.V. (EUR) (c)	$19,538
769	Wolters Kluwer N.V. (EUR) (c)	113,363
		614,104
	Norway — 1.4%
3,229	Equinor ASA (NOK) (c)	92,405
1,260	Yara International ASA (NOK) (c)	41,646
		134,051
	Portugal — 1.0%
3,838	Galp Energia SGPS S.A. (EUR) (c)	60,417
7,679	Navigator (The) Co., S.A. (EUR) (c)	31,641
		92,058
	Spain — 5.7%
4,368	Acerinox S.A. (EUR) (c)	46,114
14,669	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (c)	137,293
1,937	Cia de Distribucion Integral Logista Holdings S.A. (EUR) (c)	54,788
3,407	Endesa S.A. (EUR) (c)	67,499
1,544	Grupo Catalana Occidente S.A. (EUR) (c)	55,341
9,304	NH Hotel Group S.A. (EUR) (d)	42,733
3,101	Redeia Corp. S.A. (EUR) (c)	51,601
20,771	Telefonica S.A. (EUR) (c)	84,513
		539,882
	Sweden — 1.7%
684	Evolution AB (SEK) (c) (e) (f)	79,866
15,310	Telefonaktiebolaget LM Ericsson, Class B (SEK) (c)	84,871
		164,737
	Switzerland — 14.7%
252	Kuehne + Nagel International AG (CHF) (c)	85,398
3,285	Nestle S.A. (CHF) (c)	374,328
2,654	Novartis AG (CHF) (c)	274,460
74	Partners Group Holding AG (CHF) (c)	99,839
854	Roche Holding AG (CHF) (c)	243,148
221	Roche Holding AG (CHF) (c)	66,947
530	Sandoz Group AG (CHF) (c) (d)	18,176
653	SGS S.A. (CHF) (c)	60,341
135	Swiss Life Holding AG (CHF) (c)	96,947
133	Swisscom AG (CHF) (c)	79,572
		1,399,156
Shares	Description	Value

	United Kingdom — 21.7%
4,250	3i Group PLC (GBP) (c)	$133,046
2,050	Admiral Group PLC (GBP) (c)	65,184
752	AstraZeneca PLC (GBP) (c)	99,698
7,522	Auto Trader Group PLC (GBP) (c) (e) (f)	69,201
8,557	Barratt Developments PLC (GBP) (c)	58,319
8,446	BP PLC (GBP) (c)	49,328
4,042	British American Tobacco PLC (GBP) (c)	119,173
49,012	BT Group PLC (GBP) (c)	69,437
701	Diageo PLC (GBP) (c)	25,319
3,223	Dunelm Group PLC (GBP) (c)	44,397
44,089	Evraz PLC (GBP) (c) (d) (g) (h)	0
8,417	GSK PLC (GBP) (c)	166,469
4,626	Hargreaves Lansdown PLC (GBP) (c)	44,638
11,294	HSBC Holdings PLC (GBP) (c)	88,180
2,587	Intermediate Capital Group PLC (GBP) (c)	58,324
1,043	Intertek Group PLC (GBP) (c)	59,201
8,291	National Grid PLC (GBP) (c)	110,428
513	Next PLC (GBP) (c)	54,766
9,311	OSB Group PLC (GBP) (c)	52,982
3,884	RELX PLC (GBP) (c)	160,308
6,062	Shell PLC (GBP) (c)	187,936
36,900	Taylor Wimpey PLC (GBP) (c)	68,892
26,559	Tesco PLC (GBP) (c)	96,240
3,779	Unilever PLC (GBP) (c)	183,887
		2,065,353

	Total Investments — 99.1%	9,438,316
	(Cost $9,261,202)
	Net Other Assets and Liabilities — 0.9%	87,236
	Net Assets — 100.0%	$9,525,552

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2024, securities
noted as such are valued at $9,286,806 or 97.5% of net
assets. Certain of these securities are fair valued using a
factor provided by a third-party pricing service due to the
change in value between the foreign markets’ close and the
New York Stock Exchange close exceeding a certain
threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d)	Non-income producing security.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
ILS	– Israeli Shekel
NOK	– Norwegian Krone
SEK	– Swedish Krona

Sector Allocation	% of Total Long-Term Investments
Health Care	16.6%
Financials	15.5
Industrials	14.7
Consumer Discretionary	13.6
Consumer Staples	9.1
Energy	8.4
Information Technology	7.4
Communication Services	6.3
Utilities	4.9
Materials	2.6
Real Estate	0.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	49.5%
GBP	24.2
CHF	14.8
DKK	7.0
SEK	1.8
NOK	1.4
AUD	0.8
ILS	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Austria	$ 195,394	$ 57,358	$ 138,036	$ —
Greece	99,333	51,419	47,914	—
Spain	539,882	42,733	497,149	—
United Kingdom	2,065,353	—	2,065,353	—**
Other Country Categories*	6,538,354	—	6,538,354	—
Total Investments	$9,438,316	$151,510	$9,286,806	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 100.4%
	Bermuda — 1.8%
254,000	COSCO SHIPPING Ports Ltd. (HKD) (c)	$155,544
354,500	Luye Pharma Group Ltd. (HKD) (c) (d) (e) (f)	119,058
17,000	Orient Overseas International Ltd. (HKD) (c)	253,780
348,000	Skyworth Group Ltd. (HKD) (c)	110,317
		638,699
	Brazil — 11.5%
29,514	Allos S.A. (BRL)	146,248
33,622	Banco do Brasil S.A. (BRL)	383,086
50,814	BB Seguridade Participacoes S.A. (BRL)	351,280
46,474	Fleury S.A. (BRL)	152,618
38,702	Gerdau S.A., ADR	163,709
28,918	Gerdau S.A. (BRL)	115,569
73,775	JBS S.A. (BRL)	348,892
61,885	Petroleo Brasileiro S.A. (BRL)	526,617
22,351	Petroleo Brasileiro S.A., ADR	366,556
20,463	Petroleo Brasileiro S.A., ADR	349,303
31,684	Suzano S.A. (BRL)	330,116
20,075	Vale S.A., ADR	274,827
37,007	Vale S.A. (BRL)	506,135
		4,014,956
	Cayman Islands — 9.0%
72,772	Alibaba Group Holding Ltd. (HKD) (c)	652,691
23,858	ANTA Sports Products Ltd. (HKD) (c)	201,372
255,000	China Feihe Ltd. (HKD) (c) (d) (f)	116,824
110,000	China Medical System Holdings Ltd. (HKD) (c)	157,194
148,000	CIMC Enric Holdings Ltd. (HKD) (c)	121,899
152,000	Dongyue Group Ltd. (HKD) (c)	102,162
278,000	Fufeng Group Ltd. (HKD) (c)	150,793
12,126	Meituan, Class B (HKD) (c) (d) (e) (f)	97,532
323	PDD Holdings, Inc., ADR (e)	40,979
57,200	Pop Mart International Group Ltd. (HKD) (c) (d) (f)	128,278
31,433	Tencent Holdings Ltd. (HKD) (c)	1,091,081
168,000	Topsports International Holdings, Ltd. (HKD) (c) (d) (f)	108,895
101,741	Wisdom Marine Lines Co., Ltd. (TWD) (c)	167,087
		3,136,787
Shares	Description	Value

	Chile — 3.1%
2,869,053	Banco de Chile (CLP)	$321,681
2,843,443	Cia Sud Americana de Vapores S.A. (CLP)	204,894
82,762	Empresas CMPC S.A. (CLP)	134,851
2,364,688	Enel Chile S.A. (CLP)	142,141
13,003,688	Norte Grande S.A. (CLP)	118,876
3,956	Sociedad Quimica y Minera de Chile S.A., ADR	166,429
		1,088,872
	Greece — 1.5%
100,039	Eurobank Ergasias Services and Holdings S.A. (EUR) (c) (e)	192,821
6,330	Motor Oil Hellas Corinth Refineries S.A. (EUR) (c)	173,417
9,554	OPAP S.A. (EUR)	165,406
		531,644
	Hong Kong — 1.7%
124,000	China Merchants Port Holdings Co., Ltd. (HKD) (c)	153,311
208,000	China Resources Pharmaceutical Group Ltd. (HKD) (c) (d) (f)	126,822
297,714	Lenovo Group Ltd. (HKD) (c)	311,728
		591,861
	India — 23.9%
85,923	Adani Power Ltd. (INR) (c) (e)	583,296
4,719	Bajaj Finance Ltd. (INR) (c)	390,599
122,950	Bank of Baroda (INR) (c)	366,104
5,609	Britannia Industries Ltd. (INR) (c)	350,821
59,503	CG Power & Industrial Solutions Ltd. (INR) (c)	335,691
25,384	HCL Technologies Ltd. (INR) (c)	481,425
14,862	Hindustan Unilever Ltd. (INR) (c)	444,399
52,315	ICICI Bank Ltd. (INR) (c)	647,929
147,172	IDFC, Ltd. (INR) (c)	211,211
20,267	Indian Railway Catering & Tourism Corp., Ltd. (INR) (c)	238,388
2,155	Infosys Ltd. (INR) (c)	42,962
67,573	ITC Ltd. (INR) (c)	359,224
7,270	Jio Financial Services Ltd. (INR) (c) (e)	21,706
28,009	LIC Housing Finance Ltd. (INR) (c)	210,891
2,065	LTIMindtree Ltd. (INR) (c) (d) (f)	135,255
106,283	Power Finance Corp., Ltd. (INR) (c)	567,510
55,756	REC Ltd. (INR) (c)	334,935
7,117	Reliance Industries Ltd. (INR) (c)	244,515

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	India (Continued)
13,566	Shriram Finance Ltd. (INR) (c)	$403,238
49,996	State Bank of India (INR) (c)	386,188
25,267	Sun Pharmaceutical Industries Ltd. (INR) (c)	431,659
11,705	Tata Consultancy Services Ltd. (INR) (c)	537,624
9,826	Titan Co., Ltd. (INR) (c)	437,236
51,219	Vedanta Ltd. (INR) (c)	169,107
		8,331,913
	Indonesia — 0.8%
1,018,449	Adaro Energy Indonesia Tbk PT (IDR) (c)	154,425
319,066	Indofood Sukses Makmur Tbk PT (IDR) (c)	128,921
		283,346
	Israel — 1.3%
32,004	Bank Hapoalim BM (ILS) (c)	272,288
37,121	ICL Group Ltd. (ILS) (c)	168,837
		441,125
	Malaysia — 2.2%
120,100	Alliance Bank Malaysia Bhd (MYR) (c)	87,054
177,800	IOI Corp. Bhd (MYR) (c)	149,912
503,500	IOI Properties Group Bhd (MYR) (c)	229,750
446,400	Sunway Real Estate Investment Trust (MYR)	149,115
124,000	TIME dotCom Bhd (MYR) (c)	143,977
		759,808
	Mexico — 1.1%
42,731	Alsea SAB de C.V. (MXN) (e)	166,987
54,333	Banco del Bajio S.A. (MXN) (d) (f)	206,706
		373,693
	Philippines — 1.1%
91,120	International Container Terminal Services, Inc. (PHP) (c)	394,003
	Poland — 2.2%
7,787	Asseco Poland S.A. (PLN) (c)	141,851
6,875	Bank Handlowy w Warszawie S.A. (PLN) (c)	177,345
19,495	ORLEN S.A. (PLN) (c)	303,974
75,675	PGE Polska Grupa Energetyczna S.A. (PLN) (c) (e)	159,352
		782,522
Shares	Description	Value

	Russia — 0.0%
59,735	Rosneft Oil Co. PJSC (RUB) (c) (e) (g) (h)	$0
23,602	Severstal PAO (RUB) (c) (e) (g) (h)	0
		0
	Saudi Arabia — 1.6%
9,123	SABIC Agri-Nutrients Co. (SAR) (c)	311,056
30,813	Sahara International Petrochemical Co. (SAR) (c)	257,997
		569,053
	Singapore — 0.8%
62,700	Sembcorp Industries Ltd. (SGD) (c)	263,872
	South Africa — 2.2%
2,219	Absa Group Ltd. (ZAR) (c)	19,375
24,284	Exxaro Resources Ltd. (ZAR) (c)	241,932
37,068	Impala Platinum Holdings Ltd. (ZAR) (c)	143,885
12,241	Kumba Iron Ore Ltd. (ZAR)	361,565
		766,757
	South Korea — 10.8%
5,224	GS Holdings Corp. (KRW) (c)	181,165
12,553	HMM Co., Ltd. (KRW) (c)	180,417
2,364	Hyundai Motor Co. (KRW) (c)	343,844
6,179	Kia Corp. (KRW) (c)	474,616
6,314	KT Corp. (KRW) (c)	167,245
7,993	Meritz Financial Group, Inc. (KRW) (c)	410,361
28,805	Mirae Asset Securities Co., Ltd. (KRW) (c)	169,365
337	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e) (f)	212,132
22,858	Samsung Electronics Co., Ltd. (KRW) (c)	1,242,032
3,208	Samsung SDS Co., Ltd. (KRW) (c)	364,816
869	SK Square Co., Ltd. (KRW) (c) (e)	33,759
		3,779,752
	Taiwan — 22.5%
7,987	Bora Pharmaceuticals Co., Ltd. (TWD)	171,736
45,623	Chicony Electronics Co., Ltd. (TWD) (c)	239,212
87,577	Evergreen Marine Corp. Taiwan Ltd. (TWD) (c)	420,069
7,051	Global Unichip Corp. (TWD) (c)	346,181
7,874	International Games System Co. Ltd. (TWD) (c)	208,312

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Taiwan (Continued)
8,121	Jentech Precision Industrial Co., Ltd. (TWD) (c)	$194,396
23,439	MediaTek, Inc. (TWD) (c)	723,272
28,050	Micro-Star International Co., Ltd. (TWD) (c)	162,691
20,355	Nan Ya Printed Circuit Board Corp. (TWD) (c)	146,952
96,096	Ruentex Industries Ltd. (TWD) (c)	184,132
28,814	Sino-American Silicon Products, Inc. (TWD) (c)	176,181
156,688	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD) (c)	3,136,659
3,368	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	380,449
27,134	Tripod Technology Corp. (TWD) (c)	162,022
75,429	Unimicron Technology Corp. (TWD) (c)	423,178
96,963	Wan Hai Lines Ltd. (TWD) (c)	151,388
2,193	Wiwynn Corp. (TWD) (c)	154,608
100,240	WPG Holdings Ltd. (TWD) (c)	279,058
115,669	Yang Ming Marine Transport Corp. (TWD) (c)	176,375
		7,836,871
	Turkey — 1.3%
102,867	Aksa Enerji Uretim A.S. (TRY)	122,172
80,291	Enerjisa Enerji A.S. (TRY) (c) (d) (f)	146,944
74,184	Haci Omer Sabanci Holding A.S. (TRY) (c)	177,296
		446,412

	Total Investments — 100.4%	35,031,946
	(Cost $32,755,892)
	Net Other Assets and Liabilities — (0.4)%	(134,983)
	Net Assets — 100.0%	$34,896,963

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2024, securities
noted as such are valued at $28,163,003 or 80.7% of net
assets. Certain of these securities are fair valued using a
factor provided by a third-party pricing service due to the
change in value between the foreign markets’ close and the
New York Stock Exchange close exceeding a certain
threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(e)	Non-income producing security.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
Forward Foreign Currency Contracts at January 31, 2024:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2024	Sale Value as of 1/31/2024	Unrealized Appreciation (Depreciation)
2/29/2024	SG	USD	3,086,560	TWD	95,000,000	$3,086,560	$3,046,012	$40,548

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CLP	– Chilean Peso
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SAR	– Saudi Riyal
SG	– Societe Generale
SGD	– Singapore Dollar
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Long-Term Investments
Information Technology	27.9%
Financials	18.4
Industrials	9.5
Materials	9.1
Consumer Discretionary	8.9
Energy	6.7
Consumer Staples	5.4
Communication Services	4.6
Utilities	4.1
Health Care	3.9
Real Estate	1.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments‡
INR	23.8%
USD	13.8
TWD	13.0
HKD	11.9
KRW	10.8
BRL	8.2
CLP	2.6
PLN	2.2
ZAR	2.2
MYR	2.2
SAR	1.6
EUR	1.5
TRY	1.3
ILS	1.2
PHP	1.1
MXN	1.1
IDR	0.8
SGD	0.7
RUB	0.0‡‡
Total	100.0%

‡	The weightings include the impact of currency forwards.
‡‡	Investments are valued at $0.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 4,014,956	$ 4,014,956	$ —	$ —
Cayman Islands	3,136,787	40,979	3,095,808	—
Chile	1,088,872	1,088,872	—	—
Greece	531,644	165,406	366,238	—
Malaysia	759,808	149,115	610,693	—
Mexico	373,693	373,693	—	—
Russia	—**	—	—	—**
South Africa	766,757	361,565	405,192	—
Taiwan	7,836,871	552,185	7,284,686	—
Turkey	446,412	122,172	324,240	—
Other Country Categories*	16,076,146	—	16,076,146	—
Forward Foreign Currency Contracts	40,548	—	40,548	—
Total	$35,072,494	$6,868,943	$28,203,551	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Exchange-Traded Fund III
Additional Information
January 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.